SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:       SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC Topic 280, “Segment Reporting” (“ASC No. 280”). The Company operates in one reportable segment.

The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

b.	The following tables present total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2016 and 2017:

Revenues:

	Year ended December 31,
	2015	2016	2017

United States	$92,034	$125,749	$145,453
Israel	5,203	6,818	7,282
United Kingdom	16,746	21,699	24,837
Europe, the Middle East and Africa *)	28,695	39,577	49,659
Other	18,134	22,770	34,470

	$160,812	$216,613	$261,701

For the year ended December 31, 2016, 12.1% of the Company's total revenues were derived from one channel partner. For the years ended December 31, 2015 and 2017, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets:

	December 31,
	2016	2017

United States	$1,421	$1,252
Israel	3,014	7,493
United Kingdom	90	233
Europe, the Middle East and Africa *)	24	39
Other	211	213

	$4,760	$9,230

*)          Excluding United Kingdom and Israel